COMMITMENTS (Schedule of Lease-related Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Operating lease right-of-use assets	$ 2,040
Current liabilities
Current maturities of operating leases	672
Long-term liabilities
Non-current operating leases	$ 1,373
Weighted Average Remaining Lease Term Operating leases	1 year 7 months 28 days
Weighted Average Discount Rate Operating leases	7.44%